JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.7%
Aerospace & Defense — 1.7%
Boeing Co. (The)	401	152,797

Automobiles — 0.6%
Tesla, Inc.*(a)	203	56,756

Banks — 1.6%
East West Bancorp, Inc.	1,600	76,747
First Republic Bank	684	68,665

		145,412

Biotechnology — 3.2%
Exact Sciences Corp.*	908	78,651
Exelixis, Inc.*	2,798	66,583
Intercept Pharmaceuticals, Inc.*(a)	179	20,000
Sage Therapeutics, Inc.*(a)	195	31,031
Spark Therapeutics, Inc.*	118	13,438
Vertex Pharmaceuticals, Inc.*	455	83,771

		293,474

Building Products — 1.8%
Fortune Brands Home & Security, Inc.	1,070	50,947
Lennox International, Inc.	415	109,594

		160,541

Capital Markets — 4.2%
BlackRock, Inc.	149	63,764
Charles Schwab Corp. (The)	1,726	73,795
Nasdaq, Inc.	882	77,179
S&P Global, Inc.	521	109,760
TD Ameritrade Holding Corp.	1,046	52,275

		376,773

Commercial Services & Supplies — 3.6%
Copart, Inc.*	1,504	91,115
Waste Connections, Inc.(a)	2,603	230,587

		321,702

Communications Equipment — 0.9%
Arista Networks, Inc.*	253	79,417

Construction Materials — 0.7%
Vulcan Materials Co.(a)	551	65,215

Containers & Packaging — 1.8%
Avery Dennison Corp.	776	87,722
Ball Corp.	1,348	77,995

		165,717

Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A	710	67,071
Corning, Inc.	2,317	76,676
Zebra Technologies Corp., Class A*	380	79,622

		223,369

Entertainment — 3.7%
Netflix, Inc.*	456	162,520
Spotify Technology SA*(a)	571	79,255
Take-Two Interactive Software, Inc.*	977	92,194

		333,969

Health Care Equipment & Supplies — 1.7%
DexCom, Inc.*	472	56,168
Intuitive Surgical, Inc.*	164	93,689

		149,857

Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc.*(a)	1,285	37,661
Anthem, Inc.	227	65,087
UnitedHealth Group, Inc.	1,014	250,771

		353,519

Health Care Technology — 1.8%
Evolent Health, Inc., Class A*(a)	2,136	26,870
Teladoc Health, Inc.*(a)	1,250	69,522
Veeva Systems, Inc., Class A*	555	70,407

		166,799

Hotels, Restaurants & Leisure — 0.5%
Hilton Worldwide Holdings, Inc.	562	46,727

Insurance — 1.3%
Progressive Corp. (The)	1,690	121,818

Interactive Media & Services — 6.0%
Alphabet, Inc., Class C*	411	482,354
Facebook, Inc., Class A*	383	63,792

		546,146

Internet & Direct Marketing Retail — 6.2%
Amazon.com, Inc.*	290	515,527
Wayfair, Inc., Class A*(a)	329	48,810

		564,337

IT Services — 9.8%
Booz Allen Hamilton Holding Corp.	545	31,697
Global Payments, Inc.	1,216	165,981
GoDaddy, Inc., Class A*	1,005	75,566
Mastercard, Inc., Class A	996	234,414
PayPal Holdings, Inc.*	1,629	169,186
Visa, Inc., Class A	1,367	213,434

		890,278

Life Sciences Tools & Services — 1.0%
Illumina, Inc.*	302	93,859

Machinery — 3.5%
Deere & Co.	478	76,467
Nordson Corp.(a)	338	44,805
Oshkosh Corp.	597	44,815
Parker-Hannifin Corp.	450	77,178
Stanley Black & Decker, Inc.	515	70,182

		313,447

Media — 0.4%
New York Times Co. (The), Class A(a)	1,055	34,653

Oil, Gas & Consumable Fuels — 1.4%
Concho Resources, Inc.	585	64,856
EOG Resources, Inc.	667	63,495

		128,351

Pharmaceuticals — 1.8%
Catalent, Inc.*	1,303	52,889
Jazz Pharmaceuticals plc*(a)	484	69,159
Revance Therapeutics, Inc.*(a)	1,002	15,798
TherapeuticsMD, Inc.*	5,525	26,904

		164,750

Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A*	1,669	82,552

Road & Rail — 1.0%
Lyft, Inc., Class A*	397	31,097
Old Dominion Freight Line, Inc.	381	55,020

		86,117

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — (continued)
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices, Inc.*(a)	2,082	53,133
Applied Materials, Inc.	1,779	70,555
NVIDIA Corp.	598	107,395
Xilinx, Inc.	727	92,113

		323,196

Software — 14.8%
DocuSign, Inc.*(a)	744	38,574
Fair Isaac Corp.*	230	62,502
Intuit, Inc.	500	130,757
Microsoft Corp.	4,694	553,551
Palo Alto Networks, Inc.*	391	95,039
SailPoint Technologies Holding, Inc.*	1,715	49,240
salesforce.com, Inc.*	1,082	171,341
ServiceNow, Inc.*	480	118,217
Splunk, Inc.*	575	71,608
Synopsys, Inc.*	419	48,249

		1,339,078

Specialty Retail — 5.6%
Home Depot, Inc. (The)	837	160,689
O’Reilly Automotive, Inc.*	265	102,861
Ross Stores, Inc.	1,659	154,443
Tractor Supply Co.	936	91,542

		509,535

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	2,132	404,983

Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica, Inc.*	547	89,637

Trading Companies & Distributors — 0.7%
WW Grainger, Inc.	202	60,637

TOTAL COMMON STOCKS (Cost $5,358,146)		8,845,418

SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 2.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(b)(c) (Cost $259,247)	259,247	259,247

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.3%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(b)(c)	173,014	173,031
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(b)(c)	35,224	35,224

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $208,255)		208,255

Total Investments — 102.9% (Cost $5,825,648)		9,312,920
Liabilities in Excess of Other Assets — (2.9%)		(258,769)

Net Assets — 100.0%		9,054,151

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $206,163,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,312,920	$—	$—	$9,312,920

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a) (b)	$—	$542,000	$369,000	$31	$—	$173,031	173,014	$1,478	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	—	425,999	390,775	—	—	35,224	35,224	432	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b)	218,911	1,509,718	1,469,382	—	—	259,247	259,247	3,244	—

Total	$218,911	$2,477,717	$2,229,157	$31	$—	$467,502		$5,154	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of March 31, 2019.